Securitisations - Disclosure of transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	£ 274,010	£ 295,188
Liabilities, carrying amount	(142,218)	(143,575)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	11,791	7,381
Assets, fair value	12,363	7,947
Liabilities, carrying amount	(2,151)	(2,390)
Liabilities, fair value	(2,154)	(2,362)
Credit cards, unsecured and other retail lending | Loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	10,115	6,451
Assets, fair value	10,698	6,996
Liabilities, carrying amount	(2,130)	(2,369)
Liabilities, fair value	(2,134)	(2,336)
Mortgage assets | Loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	254	478
Assets, fair value	263	499
Liabilities, carrying amount	(21)	(21)
Liabilities, fair value	(20)	(26)
Mortgage assets | Financial assets at FVTPL | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	576	452
Assets, fair value	576	452
Liabilities, carrying amount	0	0
Liabilities, fair value	0	0
Personal Loans | Securitisation vehicles | Assets and liabilities classified as held for sale
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	846	0
Assets, fair value	826	0
Liabilities, carrying amount	0	0
Liabilities, fair value	£ 0	£ 0